Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Components of Net Pension Expense
The components of net pension expense for our defined benefit retirement plans were as follows (in millions):

	For the Years Ended December 31,
	U.S. and Puerto Rico			Foreign
	2021	2020	2019	2021	2020	2019
Service cost	$0.9	$0.7	$7.1	$24.7	$24.7	$19.0
Interest cost	10.5	13.9	16.2	4.9	5.4	9.0
Expected return on plan assets	(29.8)	(32.9)	(32.4)	(15.6)	(13.3)	(13.4)
Curtailment gain	—	—	(7.2)	—	—	—
Settlements	6.4	0.5	0.8	0.5	(0.5)	—
Amortization of prior service cost	0.3	0.3	(3.4)	(4.3)	(4.2)	(3.9)
Amortization of unrecognized actuarial loss	8.6	7.2	19.3	2.5	1.3	2.5

Net periodic benefit (income) expense	$(3.1)	$(10.3)	$0.4	$12.7	$13.4	$13.2

Weighted Average Actuarial Assumptions Used to Determine Net Pension Expense for Our Defined Benefit Retirement Plans
The weighted average actuarial assumptions used to determine net pension expense for our defined benefit retirement plans were as follows:

	For the Years Ended December 31,
	U.S. and Puerto Rico			Foreign
	2021	2020	2019	2021	2020	2019
Discount rate	2.04%	3.40%	4.38%	0.63%	0.73%	1.44%
Rate of compensation increase	—	—	3.29%	2.39%	2.28%	2.50%
Expected long-term rate of return on plan assets	6.75%	7.75%	7.75%	2.09%	2.17%	2.14%

Changes in Projected Benefit Obligations
Changes in projected benefit obligations and plan assets were (in millions):

	For the Years Ended December 31,
	U.S. and Puerto Rico		Foreign
	2021	2020	2021	2020
Projected benefit obligation - beginning of year	$516.9	$472.0	$819.3	$740.4
Service cost	0.9	0.7	24.7	24.7
Interest cost	10.5	13.9	4.9	5.4
Plan amendments	—	—	—	0.2
Employee contributions	—	—	23.4	22.1
Benefits paid	(13.3)	(24.0)	(41.7)	(39.8)
Actuarial loss	3.0	55.6	6.1	12.5
Expenses paid	—	—	(0.2)	(0.3)
Settlement	(14.9)	(1.3)	(3.0)	(4.5)
Translation (gain) loss	—	—	(25.6)	58.6

Projected benefit obligation - end of year	$503.1	$516.9	$807.9	$819.3

Changes in Fair Value of Plan Assets

	For the Years Ended December 31,
	U.S. and Puerto Rico		Foreign
	2021	2020	2021	2020
Plan assets at fair market value - beginning of year	$474.1	$444.9	$756.7	$665.2
Actual return on plan assets	50.5	51.4	86.6	40.0
Employer contributions	3.1	3.1	22.4	21.2
Employee contributions	—	—	23.4	22.1
Settlements	(14.9)	(1.3)	(3.0)	(4.5)
Benefits paid	(13.3)	(24.0)	(41.7)	(39.8)
Expenses paid	—	—	(0.2)	(0.3)
Translation (loss) gain	—	—	(23.0)	52.8

Plan assets at fair market value - end of year	$499.5	$474.1	$821.2	$756.7

Funded status	$(3.6)	$(42.8)	$13.3	$(62.6)

Summary of Amounts Recognized in Balance Sheet

	For the Years Ended December 31,
	U.S. and Puerto Rico		Foreign
	2021	2020	2021	2020
Amounts recognized in consolidated balance sheet:
Prepaid pension	$2.7	$—	$54.9	$20.4
Short-term accrued benefit liability	(0.1)	(0.1)	(1.3)	(1.3)
Long-term accrued benefit liability	(6.2)	(42.7)	(40.3)	(81.7)

Net amount recognized	$(3.6)	$(42.8)	$13.3	$(62.6)

Weighted Average Actuarial Assumptions Used to Determine Projected Benefit Obligation for Defined Benefit Retirement Plans
The weighted average actuarial assumptions used to determine the projected benefit obligation for our defined benefit retirement plans were as follows:

	For the Years Ended December 31,
	U.S. and Puerto Rico			Foreign
	2021	2020	2019	2021	2020	2019
Discount rate	2.70%	2.70%	3.40%	0.73%	0.61%	0.74%
Rate of compensation increase	—	—	3.29%	2.48%	2.36%	2.45%

Plans with Benefit Obligations in Excess of Plan Assets
Plans with projected benefit obligations in excess of plan assets were as follows (in millions):

	As of December 31,
	U.S. and Puerto Rico		Foreign
	2021	2020	2021	2020
Projected benefit obligation	$468.5	$516.9	$38.8	$778.4
Plan assets at fair market value	462.2	474.1	8.1	709.5

Total Accumulated Benefit Obligations and Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Total accumulated benefit obligations and plans with accumulated benefit obligations in excess of plan assets were as follows (in millions):

	As of December 31,
	U.S. and Puerto Rico		Foreign
	2021	2020	2021	2020
Total accumulated benefit obligations	$503.1	$516.9	$783.0	$801.3
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	468.5	516.9	36.4	560.9
Plan assets at fair market value	462.2	474.1	8.1	508.6

Summary of Benefits Expected to be Paid Out
The benefits expected to be paid out in each of the next five years and for the five years combined thereafter are as follows (in millions):

For the Years Ending December 31,	U.S. and Puerto Rico	Foreign
2022	$24.6	$32.8
2023	25.4	34.8
2024	25.7	33.6
2025	26.3	35.0
2026	27.0	34.7
2027-2031	133.1	175.7

Reconciliation of Beginning and Ending Balances of Foreign Pension Plan Assets Measured at Fair Value
The following table provides a reconciliation of the beginning and ending balances of our foreign pension plan assets measured at fair value that used significant unobservable inputs (Level 3) (in millions):

December 31, 2021
Beginning Balance	$145.3
Gain on assets sold	0.7
Change in fair value of assets	7.0
Net purchases and sales	11.9
Translation gain	(4.3)

Ending Balance	$160.6

U.S. and Puerto Rico [Member]
Fair Value of Pension Plan Assets
The fair value of our U.S. and Puerto Rico pension plan assets by asset category was as follows (in millions):

	As of December 31, 2021
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$3.8	$3.8	$—	$—
Equity securities	342.1	—	342.1	—
Intermediate fixed income securities	153.6	—	153.6	—

Total	$499.5	$3.8	$495.7	$—

	As of December 31, 2020
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$7.3	$7.3	$—	$—
Equity securities	304.1	—	304.1	—
Intermediate fixed income securities	162.7	—	162.7	—

Total	$474.1	$7.3	$466.8	$—

Foreign Plan [Member]
Fair Value of Pension Plan Assets
The fair value of our foreign pension plan assets was as follows (in millions):

	As of December 31, 2021
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$56.6	$56.6	$—	$—
Equity securities	185.5	149.6	35.9	—
Fixed income securities	195.5	—	195.5	—
Other types of investments	223.0	—	223.0	—
Real estate	160.6	—	—	160.6

Total	$821.2	$206.2	$454.4	$160.6

	As of December 31, 2020
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$42.7	$42.7	$—	$—
Equity securities	163.9	126.8	37.1	—
Fixed income securities	262.5	—	262.5	—
Other types of investments	142.3	—	142.3	—
Real estate	145.3	—	—	145.3

Total	$756.7	$169.5	$441.9	$145.3